Consolidated Statements of Cash Flows $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Operating activities
Net margins including noncontrolling interest	$ 17,585
Adjustments to reconcile net margins to net cash used in operating activities:
Depreciation, amortization and depletion	38,903
Amortization of intangible asset	1,831
Amortization of NRECA Retirement Security Plan prepayment	1,343
Amortization of debt issuance costs	470
Capital credit allocations from cooperatives and income from coal mines over refund distributions	(1,703)
Changes in operating assets and liabilities:
Accounts receivable	10,224
Coal inventory	6,205
Materials and supplies	(606)
Accounts payable and accrued expenses	(15,729)
Accrued interest	14,412
Accrued property taxes	(1,492)
Other	(10,220)
Net cash provided by operating activities	61,223
Investing activities
Purchases of plant	(40,326)
Changes in deferred charges	(5,171)
Proceeds from other investments	313
Net cash used in investing activities	(45,184)
Financing activities
Member advances	(438)
Payments of long-term debt	(41,247)
Proceeds from issuance of debt	45,000
Retirement of patronage capital	(2,879)
Other	(319)
Net cash provided by (used in) financing activities	117
Net decrease in cash and cash equivalents	16,156
Cash and cash equivalents - beginning	144,587
Cash and cash equivalents - end	160,743
Supplemental cash flow information:
Cash paid for interest	24,647
Supplemental disclosure of noncash investing and financing activities:
Change in plant expenditures included in accounts payable	$ (2,369)